Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and other current assets
Rebate receivable from suppliers	¥ 239,816		¥ 288,150
Value-added tax ("VAT") recoverable	125,644
Prepaid expenses	84,268		108,673
Deposits (1)	62,889		50,121
Interest receivables	11,352		604
Employee advances (2)	8,428		7,707
Subscription receivable from Cainiao (3)			101,686
Others	22,018		15,833
Prepayment and other current assets	¥ 554,415	$ 80,382	¥ 572,774